Premises and Equipment Class of Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total cost	$ 18,827	$ 17,326
Less accumulated depreciation	(8,538)	(8,163)
Premises and equipment, net	10,289	9,163
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	2,411	2,163
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	9,699	8,513
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	6,515	6,405
Construction in progress and deposits on equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 202	$ 245